Statements of Operations and Retained Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues
Finance lease interest income	$ 827	$ 1,102	$ 1,376
Total operating revenues	827	1,102	1,376
Operating expenses
General and administrative expenses	(107)	(124)	(102)
Total operating expenses	(107)	(124)	(102)
Net operating income	720	978	1,274
Other income (expenses)
Interest income	1	1	1
Interest expense	(882)	(1,154)	(1,425)
Amortization of deferred charges	(22)	(22)	(22)
Total other expenses	(903)	(1,175)	(1,446)
Net loss	(183)	(197)	(172)
Retained earnings at the start of the year	747	944	1,116
Retained earnings at the end of the year	$ 564	$ 747	$ 944